Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Staff costs	€ 299.7	€ 257.4	€ 264.5
Depreciation of property, plant and equipment	39.3	35.9	43.3
Impairment of property, plant and equipment	0.0	0.3	1.4
Amortization of software and brands	7.0	6.5	7.8
Operating lease charges	18.5	15.0	14.6
Exchange losses/(gains)	2.9	1.2	3.3
Research & development expenditure	15.5	15.4	13.3
Inventories recognized as an expense within cost of goods sold	€ 1,410.0	€ 1,273.3	€ 1,282.6